Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current
Cash	$ 366,155	$ 1,913,742
Trade and other receivables (Note 3)	2,179,246	1,574,628
Prepaid expenses	228,478	173,504
Inventory (Note 4)	2,901,914	4,092,550
Advance to suppliers	1,541,809	155,852
Total current assets	7,217,602	7,910,276
Long term receivable	136,749	150,185
Right of use assets	666,274	887,137
Equipment	180,432	207,402
Intangible assets	7,996,315	6,987,531
Total assets	16,197,372	16,142,531
Current
Bank loan (Note 5)	531,521
Accounts payable and accrued liabilities	2,589,219	3,078,650
Deferred revenue		149,600
Lease obligations	329,433	303,788
Warrant liability (Note 7)	13,923	2,734,804
Total current liabilities	3,464,096	6,266,842
Lease obligations	396,242	635,217
Total liabilities	3,860,338	6,902,059
Shareholders’ equity
Share capital (Note 8)	84,702,612	73,312,866
Reserves (Note 8)	14,421,004	13,647,399
Accumulated other comprehensive loss	98,870	98,870
Deficit	(86,885,452)	(77,818,663)
Shareholders’ equity	12,337,034	9,240,472
Total liabilities and shareholders’ equity	$ 16,197,372	$ 16,142,531